Villere Balanced Fund

SCHEDULE OF INVESTMENTS at November 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS: 71.3%
Administrative & Support Services: 0.7%
21,284	TTEC Holdings, Inc.	$1,020,568

Amusement, Gambling & Recreation Industries: 2.2%
61,649	Caesars Entertainment, Inc.[1]	3,132,386

Beverage & Tobacco Product Manufacturing: 3.7%
34,695	Monster Beverage Corp.[1]	3,568,728
9,000	PepsiCo, Inc.	1,669,590
		5,238,318
Chemical Manufacturing: 5.6%
24,070	Colgate-Palmolive Co.	1,864,944
18,295	International Flavors & Fragrances, Inc.[2]	1,935,977
55,338	Ligand Pharmaceuticals, Inc.[1]	4,034,140
		7,835,061
Computer & Electronic Product Manufacturing: 10.0%
8,450	IDEXX Laboratories, Inc.[1]	3,598,601
43,710	ON Semiconductor Corp.1, [2]	3,286,992
16,365	Roper Technologies, Inc.	7,182,435
		14,068,028
Credit Intermediation: 16.3%
48,230	Euronet Worldwide, Inc.[1,2]	4,482,979
67,237	First Hawaiian, Inc.[2]	1,785,142
466,413	Kearny Financial Corp.	4,510,214
278,282	Open Lending Corp. - Class A1, 2	1,967,454
470,133	Paya Holdings, Inc. - Class A1	4,376,938
27,585	Visa, Inc. - Class A2	5,985,945
		23,108,672
Health Care Equipment Manufacturing: 10.0%
34,025	STERIS PLC	6,319,804
13,450	Stryker Corp.	3,145,820
19,885	Teleflex, Inc.	4,655,476
		14,121,100
Insurance Carriers & Related Activities: 4.1%
92,739	Palomar Holdings, Inc.[1,2]	5,818,445

Merchant Wholesalers: 2.1%
151,606	On Holding AG - Class A1, [2]	2,944,188

Mining: 5.8%
206,925	Freeport-McMoRan, Inc.[2]	8,235,615

Professional, Scientific & Technical Services: 2.7%
148,779	Ebix, Inc.[2]	2,825,313
271,160	OmniAb, Inc.	959,906
20,985	OmniAb, Inc.	–
20,985	OmniAb, Inc.	–
		3,785,219
Publishing Industries: 1.0%
656,150	Porch Group, Inc.[1,2]	1,338,546

Sporting & Recreation Goods: 3.3%
14,312	Pool Corp. [2]	4,714,516

Truck Transportation: 3.8%
29,510	J.B. Hunt Transport Services, Inc.[2]	5,426,594

TOTAL COMMON STOCKS
(Cost $99,704,843)		100,787,256

PREFERRED STOCKS: 2.0%
Diversified Financials: 2.0%
	B Riley Financial, Inc.,
47,800	6.750% [2]	1,189,264
72,000	6.500%	1,672,560
		2,861,824
TOTAL PREFERRED STOCKS
(Cost $2,995,000)		2,861,824

Principal Amount
CORPORATE BONDS: 17.3%
Administrative & Support Services: 0.4%
	Scotts Miracle-Gro Co.,
	4.500%,
$700,000	10/15/2029 [2]	573,132

Chemical Manufacturing: 1.7%
	HB Fuller Co.,
	4.000%,
2,418,000	2/15/27	2,238,451
	Kimberly-Clark Corp.,
	3.200%,
100,000	4/25/29	91,516
		2,329,967
Computer & Electronic Product Manufacturing: 0.6%
	Alphabet, Inc.,
	0.800%,
1,000,000	8/15/27	867,261
Credit Intermediation: 0.2%
	Visa, Inc.,
	0.750%,
321,000	8/15/27	274,778
Fabricated Metal Product Manufacturing: 1.9%
	Emerson Electric Co.,
	0.875%,
950,000	10/15/26	827,738
	Stanley Black & Decker, Inc.,
	2.300%,
2,000,000	2/24/25	1,898,495
		2,726,233
Insurance Carriers & Related Activities: 0.5%
	Reinsurance Group of America, Inc.,
	3.900%,
800,000	5/15/29	732,683
Machinery Manufacturing: 0.6%
	Brunswick Corp.,
	4.400%,
960,000	9/15/32	804,277
Merchant Wholesalers & Durable Goods: 1.2%
	Avnet, Inc.,
	3.000%,
1,000,000	5/15/31	776,641
	Hubbell, Inc.,
	3.500%,
1,045,000	2/15/28	969,993
		1,746,634
Nonstore Retailers: 0.9%
	Amazon.com, Inc.,
	1.650%,
1,500,000	5/12/28 [2]	1,302,508
Paper Manufacturing: 0.6%
	Sonoco Products Co.,
	2.250%,
950,000	2/1/27	850,151
Primary Metal Manufacturing: 0.3%
	Reliance Steel & Aluminum Co.,
	1.300%,
490,000	8/15/25	441,254
Rail Transportation: 1.2%
	Union Pacific Corp.,
	2.800%,
2,000,000	2/14/32	1,728,481
Transportation Equipment Manufacturing: 2.6%
	Honda Motor Co Ltd.,
	2.534%,
1,200,000	3/10/2027 [2]	1,101,470
	Toyota Motor Corp.,
	1.339%,
2,900,000	3/25/26	2,611,056
		3,712,526
Utilities: 4.6%
	Duke Energy Corp.,
	0.900%,
1,000,000	9/15/25	901,987
	NextEra Energy Capital Holdings, Inc.,
	2.940%,
2,000,000	3/21/24 [2]	1,942,700
	Pacific Gas and Electric Co.,
	4.200%,
600,000	3/1/29	537,936
	Public Service Enterprise Group, Inc.,
	5.850%,
1,500,000	11/15/27 [2]	1,543,325
	The Southern Co.,
	5.113%,
1,500,000	8/1/27	1,494,649
		6,420,597
TOTAL CORPORATE BONDS
(Cost $26,971,373)		24,510,482

Shares
SHORT-TERM INVESTMENTS: 9.3%
Money Market Funds: 9.3%
13,169,013	Invesco Government & Agency Portfolio - Institutional Class, 3.734% [3]	13,169,013

TOTAL SHORT-TERM INVESTMENTS
(Cost $13,169,013)		13,169,013

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 30.3%
Private Funds: 30.3%
42,892,706	Mount Vernon Liquid Assets Portfolio, 4.560% [3]	42,892,706

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING
(Cost $42,892,706)		42,892,706

TOTAL INVESTMENTS IN SECURITIES: 130.2%
(Cost $185,732,935)		184,221,281
Liabilities in Excess of Other Assets: (30.2)%		(42,770,405)
TOTAL NET ASSETS: 100.0%		$141,450,876

[1]	Non-income producing security.
[2]	All or a portion of this security is out on loan as of November 30, 2022. Total value of securities out on loan is $43,308,220 or 30.6% of net assets.
[3]	Annualized seven-day effective yield as of November 30, 2022.
[4]	This security was fair valued by the Adviser.

Villere Balanced Fund
Summary of Fair Value Exposure at November 30, 2022 (Unaudited)

The Villere Balanced Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2022. See Schedule of Investments for industry breakouts:

Description	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total

Common Stocks	$-	$100,787,256	$-	$-	$100,787,256
Preferred Stock	-	2,861,824	-	-	2,861,824
Corporate Bonds	-	-	24,510,482	-	24,510,482
Short-Term Investments	-	13,169,013	-	-	13,169,013
Investments Purchased with Cash Proceeds from Securities Lending [1]	42,892,706	-	-	-	42,892,706
Total Investments in Securities	$42,892,706	$116,818,093	$24,510,482	$-	$184,221,281

[1] Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.